Derivatives - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020	Dec. 31, 2020
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments [Line Items]
Change in fair value of derivatives	$ 3,597	[1]	$ 0	$ 863 [2]

[1]	Recorded in other income (expense) within the Condensed Consolidated Statements of Operations and Comprehensive Loss.
[2]	Recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss) within other income (expense).